Operating Leases - Total Lease Obligation (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating leases
Total lease commitment	¥ 714,876	¥ 831,323
Less: Imputed interest	72,744	91,256
Total operating lease liabilities	¥ 642,132	¥ 740,067